FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jul. 31, 2025
FINANCIAL RISK MANAGEMENT
Summary of liquidity risk obligations
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$266,815	$266,815	$-
Due to related parties	4,459	4,459	-
Lease liability	10,169	10,169	-
Total	$281,443	$281,443	$-
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$303,693	$295,693	$8,000
Due to related parties	6,963	6,963	-
Lease liability	22,385	12,216	10,169
Total	$333,041	$314,872	$18,169